Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Property and Equipment

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2012	2013
Computer equipment and software	$12,115	$57,403
Leasehold improvements	2,668	15,660
Furniture and fixtures	1,822	6,035
Machinery and equipment	19	756

Total property and equipment	16,624	79,854
Less: accumulated depreciation and amortization	(3,088)	(15,089)

Total property and equipment, net	$13,536	$64,765